Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We fully recognize that strengthening the security management of our network and information systems, and effectively mitigating cybersecurity risks, is critical to ensuring the continuity of our business operations, the security of sensitive information, and the integrity of our technical assets. Accordingly, we are committed to continuously enhancing our cybersecurity framework and proactively managing emerging threats.

We employ a variety of measures to address cybersecurity risks, including the implementation of robust technical safeguards, access control protocols, and continuous monitoring of our IT infrastructure. The Company may also engage qualified third-party security professionals—such as assessors, consultants, or auditors—to conduct independent reviews, stress testing, or penetration testing of our cybersecurity systems to improve our threat identification and response capabilities. All cybersecurity incidents are closely monitored to assess their potential impact on our business strategy, operations, and financial position, ensuring timely and appropriate responses.

Corporate Governance

The Board of Directors bears ultimate responsibility for overseeing the Company’s cybersecurity risk management and shall undertake the following responsibilities: (1) supervise disclosures related to cybersecurity matters in periodic reports, including the Form 20-F; (2) review, on a quarterly basis, the status of any material cybersecurity incidents or threats and the associated risks to the Company; and (3) revaluate management’s proposed cybersecurity response strategies and related disclosure considerations.

At the management level, the Chief Executive Officer (CEO), Chief Financial Officer (CFO), and Chief Data Officer (CDO) jointly oversee the Company’s cybersecurity efforts. The CDO is responsible for identifying, assessing, and mitigating cybersecurity risks, as well as establishing mechanisms for prevention, detection, rapid response, and remediation of cybersecurity incidents. The CEO and CFO report regularly to the Board on significant cybersecurity issues and any related disclosure obligations. In cases where an incident is deemed potentially material, the CEO will determine the appropriate response measures, and management shall prepare disclosure materials for Board review and approval prior to any public release.

Cybersecurity Risk Management Processes Integrated [Text Block]	We fully recognize that strengthening the security management of our network and information systems, and effectively mitigating cybersecurity risks, is critical to ensuring the continuity of our business operations, the security of sensitive information, and the integrity of our technical assets.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Corporate Governance

The Board of Directors bears ultimate responsibility for overseeing the Company’s cybersecurity risk management and shall undertake the following responsibilities: (1) supervise disclosures related to cybersecurity matters in periodic reports, including the Form 20-F; (2) review, on a quarterly basis, the status of any material cybersecurity incidents or threats and the associated risks to the Company; and (3) revaluate management’s proposed cybersecurity response strategies and related disclosure considerations.

At the management level, the Chief Executive Officer (CEO), Chief Financial Officer (CFO), and Chief Data Officer (CDO) jointly oversee the Company’s cybersecurity efforts. The CDO is responsible for identifying, assessing, and mitigating cybersecurity risks, as well as establishing mechanisms for prevention, detection, rapid response, and remediation of cybersecurity incidents. The CEO and CFO report regularly to the Board on significant cybersecurity issues and any related disclosure obligations. In cases where an incident is deemed potentially material, the CEO will determine the appropriate response measures, and management shall prepare disclosure materials for Board review and approval prior to any public release.

Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board of Directors bears ultimate responsibility for overseeing the Company’s cybersecurity risk management and shall undertake the following responsibilities: (1) supervise disclosures related to cybersecurity matters in periodic reports, including the Form 20-F; (2) review, on a quarterly basis, the status of any material cybersecurity incidents or threats and the associated risks to the Company; and (3) revaluate management’s proposed cybersecurity response strategies and related disclosure considerations.

Cybersecurity Risk Role of Management [Text Block]

At the management level, the Chief Executive Officer (CEO), Chief Financial Officer (CFO), and Chief Data Officer (CDO) jointly oversee the Company’s cybersecurity efforts. The CDO is responsible for identifying, assessing, and mitigating cybersecurity risks, as well as establishing mechanisms for prevention, detection, rapid response, and remediation of cybersecurity incidents. The CEO and CFO report regularly to the Board on significant cybersecurity issues and any related disclosure obligations. In cases where an incident is deemed potentially material, the CEO will determine the appropriate response measures, and management shall prepare disclosure materials for Board review and approval prior to any public release.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CEO and CFO report regularly to the Board on significant cybersecurity issues and any related disclosure obligations. In cases where an incident is deemed potentially material, the CEO will determine the appropriate response measures, and management shall prepare disclosure materials for Board review and approval prior to any public release.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true